PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Weighted-Average Assumptions (Details) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	0.84%		1.21%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	1.25%		1.25%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.09%		3.14%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	1.21%		3.80%	[1]	3.26%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	1.25%		3.72%	[1]	3.61%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.11%		3.42%	[1]	3.95%	[2]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	2.98%	[3]	6.46%	[1],[3]	6.68%

[1]	Includes three months of Dow activity (January - March), five months of Corteva activity (January - May) and twelve months of DuPont activity, all based on dates of the DWDP Distributions.
[2]	The December 31, 2018 rate did not include EID's U.S. pension plans as employees of these plans no longer accrued additional benefits for future service and eligible compensation.
[3]	The decrease in expected return on assets between 2020 and 2019 is due to de-risking of DuPont's two largest country plans within the United Kingdom and Switzerland. For the United Kingdom this process involved purchasing two buy-in insurance contracts for some current beneficiaries. For Switzerland this process involved changing the pension plan to a defined contribution plan (cash balance plan under US GAAP) at an insurance company for the current employees and adopting a low-risk fixed income strategy for the current beneficiaries of the plan.